INVENTORY	12 Months Ended
Dec. 31, 2021
INVENTORY
INVENTORY

NOTE 8 - INVENTORY:

	December 31,
	2021	2020
	U.S. dollars in thousands
Raw materials	3,012	1,792
Work in progress	5,195	—
Finished goods	6,603	4,734
	14,810	6,526

During the years ended December 31, 2021, and 2020, the Company recognized amounts of $7.7 million and $5.2 million, respectively, in inventory cost as part of cost of revenues.

Write-downs of inventories to net realizable value amounted to $0.3 million in 2021 and $0.4 million in 2020. These were recognized as an expense, included in cost of revenues in the consolidated statements of comprehensive loss.